Consolidated Statements of Changes in Shareholders' Equity and Comprehensive Income (CAD) In Thousands, unless otherwise specified	Common Stock	Additional Paid In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Total	Comprehensive Income
Balance at Dec. 31, 2008	38,226	9,436	442	(42,001)	6,103
Balance (in shares) at Dec. 31, 2008	34,698
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings				174	174	174
Cumulative translation adjustment			364		364	364
Total Comprehensive Income						538
Balance at Dec. 31, 2009	38,226	9,436	806	(41,827)	6,641
Balance (in shares) at Dec. 31, 2009	34,698
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings				1,258	1,258	1,258
Cumulative translation adjustment			111		111	111
Total Comprehensive Income						1,369
Balance at Dec. 31, 2010	38,226	9,436	917	(40,569)	8,010
Balance (in shares) at Dec. 31, 2010	34,698
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings				3,015	3,015	3,015
Cumulative translation adjustment			(44)		(44)	(44)
Total Comprehensive Income						2,971
Balance at Dec. 31, 2011	38,226	9,436	873	(37,554)	10,981
Balance (in shares) at Dec. 31, 2011	34,698